UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21885

ENCOMPASS FUNDS

(Exact name of registrant as specified in charter)

  1700 California Street, Suite 335

     San Francisco, CA                            94109

            (Address of principal executive offices)                        (Zip code)

Malcolm H. Gissen
Encompass Funds
1700 California Street, Suite 335
San Francisco, CA 94109

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 749 6565

Date of fiscal year end: May 31

Date of reporting period: July 1, 2011 – June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Item 1 - Proxy Voting Record

Account Name: Encompass Fund
Custodian Name: Huntington National Bank

CANARC RESOURCE CORP.

Ticker:	CCM.TO	Meeting Date:	6/7/2011
CUSIP	13722D101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SET THE NUMBER OF DIRECTORS AT FIVE.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF SMYTHE RATCLIFFE LLP AS AUDITORS AND TO				FOR	FOR	WITH	ISSUER
FIX REMUNERATION.

4. RATIFY AND CONFIRM SHAREHOLDER RIGHTS PLAN DATED 4/30/2005.				FOR	FOR	WITH	ISSUER

EXETER RESOURCE CORPORATION

Ticker:	XRA	Meeting Date:	6/9/2011
CUSIP	301835104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SET THE NUMBER OF DIRECTORS AT SEVEN.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS AUDITORS				FOR	FOR	WITH	ISSUER
AND TO FIX THEIR REMUNERATION.

CAZA GOLD CORP.

Ticker:		Meeting Date:	6/16/2011
CUSIP	53750105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SET THE NUMBER OF DIRECTORS AT FIVE.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF SMYTHE RATCLIFFE LLP AS AUDITORS AND				FOR	FOR	WITH	ISSUER
TO FIX REMUNERATION.

4. APPROVE COMPANY'S INCENTIVE STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

PETRODORADO ENERGY LTD

Ticker:	PDQ.V	Meeting Date:	6/22/2011
CUSIP	53750105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SET THE NUMBER OF DIRECTORS AT FIVE.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF KPMG AS AUDITORS AND TO FIX REMUNERATION.				FOR	FOR	WITH	ISSUER

4. APPROVAL TO FORM A STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

COMSTOCK MINING INC.

Ticker:	LODE	Meeting Date:	6/23/2011
CUSIP	205750102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
A. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

B1. APPOINTMENT OF KPMG AS AAUDITORS FOR FY 2011.				FOR	FOR	WITH	ISSUER

B2. APPROVE THE 2011 EQUITY INCENTIVE PLAN.				FOR	FOR	WITH	ISSUER

MIMIN ENERGY CORP.

Ticker:	NNN.TO	Meeting Date:	6/24/2011
CUSIP	65440N100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SET THE NUMBER OF DIRECTORS AT SIX.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF KPMG AS AUDITORS AND TO FIX REMUNERATION.				FOR	FOR	WITH	ISSUER

GRAN TIERRA ENERGY INC.

Ticker:	GTE	Meeting Date:	6/28/2011
CUSIP	38500T101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. PROPOSAL TO APPROVE EXECUTIVE COMPENSATION.				FOR	FOR	WITH	ISSUER

3. ADVISORY VOTE ON FREQUENCY OF ADVISORY VOTES ON				3 YR.	1 YR.	AGAINST	ISSUER
EXECUTIVE COMPENSATION.

4. RATIFY DELOITTE & TOUCHE LLP AS AUDITORS FOR 2011.				FOR	FOR	WITH	ISSUER

GOLD STANDARD VENTURES CORP.

Ticker:	GV.V	Meeting Date:	6/28/2011
CUSIP	380738104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SET THE NUMBER OF DIRECTORS AT SIX.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF DAVIDSON & COMPANY AS AUDITORS.				FOR	FOR	WITH	ISSUER

4. AUTHORIZE THE DIRECTORS TO FIX THE AUDITORS REMUNERATION.				FOR	FOR	WITH	ISSUER

5. RATIFICATION OF SHAREHOLDER RIGHTS PLAN.				FOR	FOR	WITH	ISSUER

6. RATIFICATION OF 2010 STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

BOXXER GOLD CORP.

Ticker:	BXX.V	Meeting Date:	6/28/2011
CUSIP	103200101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. FIX THE NUMBER OF DIRECTORS AT FIVE.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF KENWAY MACK SLUSARCHUK STEWART LLP AS				FOR	FOR	WITH	ISSUER
AUDITORS AND TO FIX REMUNERATION.

4. APPROVAL OF STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

SEABRIDGE GOLD INC.

Ticker:	SA	Meeting Date:	6/29/2011
CUSIP	811916105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF KPMG AS AUDITORS.				FOR	FOR	WITH	ISSUER

3. FIX AUDITORS REMUNERATION.				FOR	FOR	WITH	ISSUER

4. APPROVE INCREASE IN STOCK OPTION PLAN SHARES.				FOR	FOR	WITH	ISSUER

5. APPROVE STOCK OPTION GRANTS TO DIRECTORS.				FOR	FOR	WITH	ISSUER

6. APPROVE STOCK OPTION GRANT TO NEW CFO.				FOR	FOR	WITH	ISSUER

7. APPROVE STOCK OPTION GRANT TO NEW DIRECTOR.				FOR	FOR	WITH	ISSUER

8. TRANSACT OTHER BUSINESS BEFORE THE MEETING.				FOR	FOR	WITH	ISSUER

URANIUM ENERGY CORP.

Ticker:	UEC	Meeting Date:	7/19/2011
CUSIP	916896103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF ERNST & YOUNG LLP AS AUDITORS FOR.				FOR	FOR	WITH	ISSUER

3. VOTE ON APPROVAL OF EXECUTIVE COMPENSATION.				FOR	FOR	WITH	ISSUER

4. FREQUENCY OF ADVISORY VOTES ON EXECUTIVE COMPENSATION.				1YR.	1YR.	WITH	ISSUER

AMERICAN VANADIUM CORP.

Ticker:	AVC.V	Meeting Date:	7/28/2011
CUSIP	30370100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINT DAVIDSON & COMPANY LLP AS AUDITORS AND TO				FOR	FOR	WITH	ISSUER
FIX REMUNERATION.

3. APPROVE STOCK OPTION PLAN RENEWAL RESOLUTION.				FOR	FOR	WITH	ISSUER

COREX GOLD CORPORATION

Ticker:	CGE.V	Meeting Date:	8/4/2011
CUSIP	21870J101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SET THE NUMBER OF DIRECTORS AT FIVE.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF BDO DUNWOODY LLP AS AUDITORS AND TO FIX				FOR	FOR	WITH	ISSUER
THE REMUNERATION.

4. RATIFY AND CONFIREM 10% "ROLLING" STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

5. TRANSACT FURHTER BUSINESS BEFORE THE MEETING.				FOR	FOR	WITH	ISSUER

GEOPETRO RESOURCES COMPANY

Ticker:	GPR	Meeting Date:	8/12/2011
CUSIP	37248H304

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF HEIN & ASSOCIATES AS AUDITORS.				FOR	FOR	WITH	ISSUER

FORBES & MANHATTAN COAL CORP.

Ticker:	FMC.TO	Meeting Date:	8/16/2011
CUSIP	345117105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF MCGOVERN, HURLEY CUNNINGHAM LLP AS AUDITORS				FOR	FOR	WITH	ISSUER
AND TO FIX THEIR REMUNERATION .

3. SPECIAL RESOLUTION INCREASE THE SIZE OF THE BOARD.				FOR	FOR	WITH	ISSUER

4. ENACTMENT OF A NEW GENERAL BY-LAW AND REPEAL THE FORMER.				FOR	FOR	WITH	ISSUER

5. CONDUCT ANY OTHER BUSINESS BEFORE MEETING.				FOR	FOR	WITH	ISSUER

RUGBY MINING LIMITED

Ticker:	RUG.V	Meeting Date:	9/8/2011
CUSIP	781302104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO FIX THE NUMBER OF DIRECTORS TO BE ELECTED AT SIX.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF SMYTHE RATCLIFFE LLP AS AUDITORS.				FOR	FOR	WITH	ISSUER

4. STOCK OPTION PLAN AMENDMENT.				FOR	FOR	WITH	ISSUER

5. APPROVE OPTION OVER-GRANTS.				FOR	FOR	WITH	ISSUER

6. STOCK OPTION GRANTS TO INSIDERS.				FOR	FOR	WITH	ISSUER

7. APPROVE THE REPRICING OF STOCK OPTIONS TO INSIDERS.				FOR	FOR	WITH	ISSUER

EXCELSIOR MINING CORP.

Ticker:	MIN.V	Meeting Date:	9/9/2011
CUSIP	300763208

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SET THE NUMBER OF DIRECTORS AT SIX.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF DAVIDSON & COMPANY LLP AS AUDITORS AND TO FIX				FOR	FOR	WITH	ISSUER
THEIR REMUNERATION .

4. APPROVAL OF AMENDMENT TO STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

5. APPROVAL AND RATIFICATION OF ACTS OF DIRECTORS.				FOR	FOR	WITH	ISSUER

L&L ENERGY INC.

Ticker:	LLEN	Meeting Date:	9/15/2011
CUSIP	50162D100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-1H. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPROVE NON-BINDING ADVISORY VOTE, FY 2011 COMPENSATION				FOR	FOR	WITH	ISSUER
PAID TO EXECUTIVE OFFICERS.

3. TO RECOMMEND, BY NON-VOTING VOTE, FREQUENCY OF FUTURE				FOR	FOR	WITH	ISSUER
ADVISORY VOTES ON EXECUTIVE COMPENSATION.

DACHA STRATEGIC METALS INC.

Ticker:	DSM.V	Meeting Date:	9/15/2011
CUSIP	233407105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF MCGOVERN, HURLEY CUNNUNGHAM AS AUDITORS				FOR	FOR	WITH	ISSUER
AND FIX REMUNERATION.

3. APPROVE 10% ROLLING STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

COMPTON PETROLEUM CORP.

Ticker:	CMT.TO	Meeting Date:	9/19/2011
CUSIP	204940308

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. RIGHTS OFFERING TO EACH COMMON SHAREHOLDER.				FOR	FOR	WITH	ISSUER

LEISURE CANADA INC.

Ticker:	LCN.V	Meeting Date:	9/26/2011
CUSIP	885578104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO FIX THE NUMBER OF DIRECTORS TO BE ELECTED AT SIX.				FOR	FOR	WITH	ISSUER

2. AUTHORIZING DIRECTORS TO FIX THE NUMBER OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

4. APPOINTMENT OF KPMG AS AUDITORS AND TO FIX REMUNERATION.				FOR	FOR	WITH	ISSUER

5. APPROVE RESOLUTION TO PURCHASE THE OUTSTANDING SHARES				FOR	FOR	WITH	ISSUER
OF 360 VOX.

6. NAME CHANGE TO 360 VOX.				FOR	FOR	WITH	ISSUER

7. APPROVE RESOLUTION AUTHORIZING A REDUCTION IN THE STATED .				FOR	FOR	WITH	ISSUER
CAPITAL ACCOUNT IN RESPECT OF THE CLASS A COMMON SHARES

ATACAMA PACIFIC GOLD CORPORATION

Ticker:	ATM.V	Meeting Date:	9/27/2011
CUSIP	045650Q107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF KPMG AS AUDITORS AND TO FIX REMUNERATION.				FOR	FOR	WITH	ISSUER

3. APPROVAL STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

G. WILLI-FOOD INTERNATIONAL LTD.

Ticker:	WILC	Meeting Date:	10/6/2011
CUSIP	M52523103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF DELOITTE TOUCHE TOHMATSU-BRIGHTMAN,				FOR	FOR	WITH	ISSUER
ALMAGOR, ZOHAR & CO. CPA AS INDEPENDENT AUDITORS.

3. APPROVE AMENDMENTS TO COMPANY'S ARTICLES OF ASSOCIATION.				FOR	FOR	WITH	ISSUER

4. APPROVE EXTENSION AND AMENDMENT TO THE MANAGEMENT				FOR	FOR	WITH	ISSUER
SERVICES AGREEMENTS .

5. APPROVE THE EXTENSION OF THE EXEMPTION AND INDEMNIFICATION				FOR	FOR	WITH	ISSUER
FOR DIRECTORS AND OFFICERS.

6. APPOINT MS. LITAL WILLIGER, THE DAUGHTER OF MR. JOSEPH WILLIGER,				FOR	FOR	WITH	ISSUER
AS MARKETING MANAGER AND APPROVE COMPENSATION.

7. APPROVE THE EXTENSION OF THE SERVICES AGREEMENT BETWEEN				FOR	FOR	WITH	ISSUER
THE COMPANY AND G. WILLI FOOD INVESTMENTS LTD.

CROSSHAIR EXPLORATION & MINING CORP.

Ticker:	CXZ	Meeting Date:	10/28/2011
CUSIP	22763R408

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO FIX THE NUMBER OF DIRECTORS TO BE ELECTED AT SIX.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF DAVIDSON & COMPANY AS AUDITORS AND FIXING				FOR	FOR	WITH	ISSUER
DIRECTORS REMUNERATION.

4. CONFIRMATION OF AHREHOLDERS RIGHTS PLAN.				FOR	FOR	WITH	ISSUER

5. APPROVAL OF NAME CHANGE.				FOR	FOR	WITH	ISSUER

6. APPROVAL OF STOCK OPTION GRANT.				FOR	FOR	WITH	ISSUER

7. APPROVAL AND RATIFICATION OF ACTS OF DIRECTORS.				FOR	FOR	WITH	ISSUER

SOHO RESOURCES CORP.

Ticker:	SOH.V	Meeting Date:	11/3/2011
CUSIP	83408M105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO FIX THE NUMBER OF DIRECTORS TO BE ELECTED AT SEVEN.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF DAVIDSON & COMPANY AS AUDITORS AND FIXING				FOR	FOR	WITH	ISSUER
DIRECTORS REMUNERATION.

4. CONSOLIDATION OF 8:1 NEW SHARES.				FOR	FOR	WITH	ISSUER

5. APPROVAL OF STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

6. OTHER BUSINESS.				FOR	FOR	WITH	ISSUER

REDHAWK RESOURCES INC.

Ticker:	RDK.V	Meeting Date:	12/2/2011
CUSIP	75746k106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO FIX THE NUMBER OF DIRECTORS TO BE ELECTED AT FIVE.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF PRICEWATERHOUSECOOPERS AS AUDITORS AND				FOR	FOR	WITH	ISSUER
FIXING DIRECTORS REMUNERATION.

4. TO CONSIDER IF DEEMED ADVISABLE, TO PASS AN ORDINARY				FOR	FOR	WITH	ISSUER
RESOLUTION TO ADOPT AN AMENDED AND RESTATED STOCK OPTION PLAN.

UNITED STATES ANTIMONY CORPORATION

Ticker:	UAMY	Meeting Date:	12/10/2011
CUSIP	911549103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF DE CORIA, MIACHEL & TEAGUE, PS AS AUDITORS.				FOR	FOR	WITH	ISSUER

3. APPROVAL OF THE AMENDMENT OF USAC'S ARTICLES OF				FOR	FOR	WITH	ISSUER
INCORPORATION TO INCREASE NUMBER OF AUTHORIZED COMMON SHARES.

DEJOUR ENERGY INC.

Ticker:	DEJ	Meeting Date:	12/15/2011
CUSIP	24486r103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO FIX THE NUMBER OF DIRECTORS TO BE ELECTED AT SEVEN.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF BDO CANADA LLP AS AUDITORS AND AUTHORIZING				FOR	FOR	WITH	ISSUER
THE DIRECTORS TO FIX THEIR REMUNERTION.

GOLDBROOK VENTURES INC.

Ticker:	GBK.V	Meeting Date:	12/16/2011
CUSIP	38076R109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO FIX THE NUMBER OF DIRECTORS TO BE ELECTED AT SIX.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF VILLENEUVE & VENNE AS AUDITORS AND				FOR	FOR	WITH	ISSUER
AUTHORIZE DIRECTORS TO FIX THEIR REMUNERATION.

4. RATIFY AND APPROVE ROLLING STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

5. APPROVE, CONFIRM AND RATIFY SHAREHOLDER RIGHTS PLAN.				FOR	FOR	WITH	ISSUER

6. TO TRANSACT SUCH OTHER BUSINESS.				FOR	FOR	WITH	ISSUER

CONTINENTAL ENERGY CORPORATION

Ticker:	CPPXF	Meeting Date:	12/16/2011
CUSIP	210909107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO FIX THE NUMBER OF DIRECTORS TO BE ELECTED AT FOUR.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF DALE MATHESON CARR-HILTON LABONTE LLP AS				FOR	FOR	WITH	ISSUER
AUDITORS AND AUTHORIZING DIRECTORS TO FIX REMUNERATION.

INTERNATIONAL PBX VENTURES LTD.

Ticker:	PBX.V	Meeting Date:	12/29/2011
CUSIP	668074305

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. PASS A SPECIAL RESOLUTION APPROVING A PLAN OF ARRANGEMENT				FOR	FOR	WITH	ISSUER
WITH CHILEAN METALS EXPLORATION.

2. TO CONSIDER A SPECIAL RESOLUTION TO CHANGE THE NAME.				FOR	FOR	WITH	ISSUER

3. CONDUCT ANY OTHER BUSINESS BEFORE MEETING.				FOR	FOR	WITH	ISSUER

AVALON RARE METALS INC

Ticker:	AVL	Meeting Date:	2/26/2012
CUSIP	53470100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFY ELECTION OF AUDITORS AND FIX REMUNERATION.				FOR	FOR	WITH	ISSUER

ENWAVE CORPORATION

Ticker:	ENW.V	Meeting Date:	2/28/2012
CUSIP	29410K108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO FIX THE NUMBER OF DIRECTORS TO BE ELECTED AT SIX.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF PRICEWATERHOUSE COOPERS LLP AS ADUDITORS				FOR	FOR	WITH	ISSUER
AND TO AUTHORIZE THE DIRECTORS TO FIX REMUNERATION.

4. TO APPROVE THE AMENDED AND RESTATED SHARE OPTION PLAN.				FOR	FOR	WITH	ISSUER

TOURNIGAN ENERGY LTD.

Ticker:	TVC.V	Meeting Date:	2/29/2012
CUSIP	891565103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SET NUMBER OF DIRECTORS AT EIGHT.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF KPMG AS AUDITORS AND AUTHORIZE DIRECTORS				FOR	FOR	WITH	ISSUER
TO FIX THEIR REMUNERATION.

4. APPROVE RENEWAL OF STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

5. RENEW SHAREHOLDER RIGHTS PLAN.				FOR	FOR	WITH	ISSUER

CROSSHAIR ENERGY CORPORATION

Ticker:	CXZ	Meeting Date:	3/14/2012
CUSIP	22763F105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO APPROVE THE CONVERSION OF SUBSCRIPTION RECEIPTS ISSUED IN				FOR	FOR	WITH	ISSUER
THE PRIVATE PLACEMENT.

MGIC INVESTMENT CORPORATION

Ticker:	MTG	Meeting Date:	4/26/2012
CUSIP	552848103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. AMEND ARTICLES OF INCORPORATION TO INCREASE AUTHORIZED				FOR	FOR	WITH	ISSUER
COMMON STOCK.

3. TO APPROVE EXECUTIVE OFFICER COMPENSATION.				FOR	FOR	WITH	ISSUER

4. APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS AUDITORS.				FOR	FOR	WITH	ISSUER

CLAUDE RESOURCES INC.

Ticker:	CGR	Meeting Date:	5/10/2012
CUSIP	182873109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF KPMG AS AUDITORS AND TO FIX REMUNERATION.				FOR	FOR	WITH	ISSUER

3. APPROVAL OF RESOLUTION AMENDING THE EMPLOYEE SHARE				FOR	FOR	WITH	ISSUER
PURCHASE PLAN.

4. RATIFICATION AND APPROVAL OF THE SHAREHOLDER RIGHTS PLAN.				FOR	FOR	WITH	ISSUER

RIO VERDE MINERALS DEVELOPMENT CORP.

Ticker:	RVD.TO	Meeting Date:	5/11/2012
CUSIP	G7708A100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF KPMG AS AUDITORS AND AUTHORIZE DIRECTORS				FOR	FOR	WITH	ISSUER
TO FIX THEIR REMUNERATION.

3. APPROVE THE ISSUANCE OF SHARES IN CONNECTION TO THE				FOR	FOR	WITH	ISSUER
FOSFATAR PHOSPHATE PROJECT.

4. APPROVE THE DEFERRED SHARE UNIT PLAN.				FOR	FOR	WITH	ISSUER

5. RENEW SHAREHOLDER RIGHTS PLAN.				FOR	FOR	WITH	ISSUER

ASHFORD HOSPITALITY TRUST INC.

Ticker:	AHT	Meeting Date:	5/15/2012
CUSIP	44103109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF ERNST & YOUNG LLP AS AUDITORS.				FOR	FOR	WITH	ISSUER

3. APPROVE EXECUTIVE COMPENSATION.				FOR	FOR	WITH	ISSUER

AVION GOLD CORP.

Ticker:	AVR.TO	Meeting Date:	5/17/2012
CUSIP	53750105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF MCGOVERN, HURLEY CUNNINGHAM LLP AS AUDITORS				FOR	FOR	WITH	ISSUER
AND TO FIX THEIR REMUNERATION .

G. WILLI-FOOD INTERNATIONAL LTD.

Ticker:	WILC	Meeting Date:	5/17/2012
CUSIP	M52523103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVE THE APPOINTMENT OF JOESPH WILLIGER AS CEO, JOINTLY				FOR	FOR	WITH	ISSUER
WITH HIS ROLE AS PRESIDENT AND DIRECTOR, WHILE ZWI WILLIGER
IS ACTING AS CHAIRMAN.

2. APPOINT MRS. AYELET ELIAV AS DIRECTOR.				FOR	FOR	WITH	ISSUER

DELCATH SYSTEMS, INC.

Ticker:	DCTH	Meeting Date:	5/23/2012
CUSIP	24661P104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. NON-BINDING ADVISORY VOTE ON EXECUTIVE COMPENSATION.				FOR	FOR	WITH	ISSUER

3. ADOPTION OF AN AMENDMENT TO INCREASE THE NUMBER OF				FOR	FOR	WITH	ISSUER
AUTHORIZED COMMON STOCK SHARES.

4. ADOPTION OF AN AMENDMENT TO 2009 STOCK INCENTIVE PLAN				FOR	FOR	WITH	ISSUER
TO INCREASE THE NUMBER OF COMMON STOCK SHARES.

5. RATIFY ERNST & YUOUNG LLP AS AUDITORS FY 2012.				FOR	FOR	WITH	ISSUER

SLIVER WHEATON CORP.

Ticker:	SLW	Meeting Date:	5/23/2012
CUSIP	828336107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
A. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

B. APPOINTMENT OF DELOITTE & TOUCHE AS AUDITORS AND TO FIX				FOR	FOR	WITH	ISSUER
THEIR REMUNERATION .

ENDEAVOR SILVER CORP.

Ticker:	EXK	Meeting Date:	5/23/2012
CUSIP	29258Y103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. FIX THE NUMBER OF DIRECTORS AT SEVEN.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF KPMG AS AUDITORS.				FOR	FOR	WITH	ISSUER

4. TO AUTHORIZE BORAD OF DIRECTORS TO FIX THE AUDITORS				FOR	FOR	WITH	ISSUER
REMUNERATION.

5. TO RECONFIRM THE COMPANY'S STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

6. TO RECONFIRM THE COMPANY'S STOCK BONUS PLAN.				FOR	FOR	WITH	ISSUER

STRATECO RESOURCES INC.

Ticker:	BXE.TO	Meeting Date:	5/30/2012
CUSIP	86269m106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS AUDITORS				FOR	FOR	WITH	ISSUER
AND TO FIX REMUNERATION.

BOXXER GOLD CORP.

Ticker:	BXX.V	Meeting Date:	5/31/2012
CUSIP	103200101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. FIX THE NUMBER OF DIRECTORS AT FIVE.				FOR	FOR	WITH	ISSUER

2-6. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

7. APPOINTMENT OF KENWAY MACK SLUSARCHUK STEWART LLP AS				FOR	FOR	WITH	ISSUER
AUDITORS AND TO FIX REMUNERATION.

8. APPROVAL OF STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

9. SPECIAL RESOLUTION APPROVING THE CONSOLDATION OF ISSUED				FOR	FOR	WITH	ISSUER
AND OUTSTANDING COMMON STOCK SHARES 1:5.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENCOMPASS FUNDS

By: /s/Malcolm H. Gissen

       Malcolm H. Gissen, President

Date:            8/13/12